Revenues - Schedule of Transaction Price Allocated to Future Performance Obligations (Details) - USD ($) $ in Billions		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price					$ 51.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price				$ 52.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 51.7
LNG [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage		61.00%	67.00%	74.00%	61.00%
LNG [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price					$ 49.3
Weighted Average Recognition Timing	[1]				9 years
LNG [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price				$ 50.8
Weighted Average Recognition Timing	[1]			8 years
LNG [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 49.9
Weighted Average Recognition Timing	[1]	8 years
LNG-affiliate
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage		73.00%	100.00%	75.00%	96.00%
LNG-affiliate | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price					$ 2.1
Weighted Average Recognition Timing	[1]				3 years
LNG-affiliate | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price				$ 2.0
Weighted Average Recognition Timing	[1]			2 years
LNG-affiliate | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 1.8
Weighted Average Recognition Timing	[1]	2 years

[1]	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.